UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

 John Hancock Bond Trust
 (Exact name of registrant as specified in charter)

 601 Congress Street, Boston, Massachusetts 02210
 (Address of principal executive offices) (Zip code)

 Alfred E. Ouellette, Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
 (Name and address of agent for service)

 Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:                                             May 31

Date of reporting period:                                          August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Investment Grade Bond Fund

8.31.2005

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock

Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 41.33%					$67,973,077
(Cost $67,799,968)

Airlines 0.27%					439,414

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545	02-02-19	A-	156	157,427
Pass Thru Ctf Ser 2000-2 Class A-1	7.707	04-02-21	BBB	280	281,987

Asset Management & Custody Banks 0.70%					1,157,000

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (S)	5.260	12-29-49	AA	1,130	1,157,000

Broadcasting & Cable TV 0.77%					1,267,257

AT&T Broadband Corp.,
Gtd Note	8.375	03-15-13	BBB+	750	906,225
British Sky Broadcasting Group Plc,
Gtd Note (United Kingdom)	7.300	10-15-06	BBB-	350	361,032

Casinos & Gaming 0.44%					721,243

Harrah's Operating Co., Inc.,
Gtd Sr Note	5.500	07-01-10	BBB-	525	539,243
Mashantucket West Pequot,
Note (S)	5.912	09-01-21	BBB-	175	182,000

Commodity Chemicals 0.32%					527,329

RPM International, Inc.,
Sr Note	6.250	12-15-13	BBB	500	527,329

Construction Materials 0.14%					234,600

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	240	234,600

Consumer Finance 2.54%					4,175,421

Crestar Capital Trust I,
Gtd Cap Security	8.160	12-15-26	A-	590	636,740
Ford Motor Credit Co.,
Note	7.375	10-28-09	BBB-	705	702,031
Household Finance Corp.,
Note	6.375	10-15-11	A	450	490,152
ING Capital Funding Trust III,
Perpetual Bond (8.439% to 12-31-10 then
variable)	8.439	12-29-49	A-	1,000	1,169,687
UBS Preferred Funding Trust I,
Perpetual Bond (8.622% to 10-01-10 then
variable)	8.622	10-29-49	AA-	1,000	1,176,811

John Hancock

Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Diversified Banks 1.20%					1,973,726

Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to 04-15-15 then
variable) (Japan) (S)	5.506	12-29-49	Baa2	370	365,351
Citicorp,
Sub Note	7.250	10-15-11	A+	1,000	1,147,068
Wachovia Corp.,
Sub Note	5.250	08-01-14	A-	445	461,307

Diversified Commercial Services 0.33%					539,419

Hutchison Whampoa International Ltd.,
Note (United Kingdom) (S)	6.500	02-13-13	A-	500	539,419

Diversified Financial Services (Other) 0.98%					1,614,085

Glencore Funding LLC,
Gtd Note (S)	6.000	04-15-14	BBB-	755	721,748
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)	8.485	12-31-49	Baa1	795	892,337

Electric Utilities 4.60%					7,561,972

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BB+	1,020	1,200,846
BVPS II Funding Corp.,
Collateralized Lease Bond	8.330	12-01-07	BB+	587	623,552
FPL Energy National Wind,
Sec Note (S)	5.608	03-10-24	BBB-	260	263,141
HQI Transelect Chile S.A.,
Sr Note (Chile)	7.875	04-15-11	A-	800	914,703
Kansas Gas & Electric Co.,
Bond (S)	5.647	03-29-21	BB-	195	196,334
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	387	447,167
Pinnacle West Capital Corp.,
Sr Note	6.400	04-01-06	BBB-	1,000	1,010,299
Progress Energy, Inc.,
Sr Note	6.750	03-01-06	BBB-	415	420,326
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	898	890,860
TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB-	1,000	1,044,238
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	498	550,506

Food Retail 0.34%					563,123

Albertson's, Inc.,
Sr Deb	7.450	08-01-29	BBB-	500	563,123

Gas Utilities 0.22%					364,058

Energy Transfer Partners,
Sr Note (G)(S)	5.650	08-01-12	BBB-	360	364,058

John Hancock

Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Health Care Facilities 0.24%					391,135

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	365	391,135

Health Care Services 0.62%					1,027,383

Caremark Rx, Inc.,
Sr Note	7.375	10-01-06	BBB-	1,000	1,027,383

Hotels, Resorts & Cruise Lines 0.62%					1,026,337

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	1,000	1,026,337

Insurance Brokers 0.45%					747,562

Marsh & McLennan Cos., Inc.,
Sr Note	5.375	03-15-07	BBB	500	504,418
Willis Group North America,
Gtd Note	5.625	07-15-15	BBB-	120	121,846
Gtd Note	5.125	07-15-10	BBB-	120	121,298

Integrated Oil & Gas 0.27%					439,688

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	375	439,688

Multi-Line Insurance 0.23%					379,239

Metlife Inc.,
Sr Note	5.700	06-15-35	A	365	379,239

Multi-Media 0.59%					970,499

AOL Time Warner, Inc.,
Deb	7.625	04-15-31	BBB+	115	140,168
News America Holdings,
Deb	9.500	07-15-24	BBB-	600	830,331

Oil & Gas Refining & Marketing & Trucking 0.46%					757,314

Enterprise Products Partners, L.P.,
Gtd Note Ser B	5.000	03-01-15	BB+	390	382,499
Sr Note	4.950	06-01-10	BB+	375	374,815

Pharmaceuticals 0.64%					1,045,698

Wyeth,
Note	5.500	03-15-13	A	1,000	1,045,698

Property & Casualty Insurance 0.24%					387,284

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	340	387,284

Publishing 0.20%					330,046

Knight-Ridder, Inc.,
Note	5.750	09-01-17	BBB+	325	330,046

John Hancock

Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Real Estate Investment Trusts 0.71%					1,168,498

iStar Financial, Inc.,
Sr Note	7.000	03-15-08	BBB-	800	843,799
Simon Property Group, L.P.,
Note (S)	5.100	06-15-15	BBB+	325	324,699

Real Estate Management & Development 1.01%					1,657,296

Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	585	595,662
Socgen Real Estate Co., LLC,
Perpetual Bond Ser A (7.640% to 09-30-07 then
variable) (S)	7.640	12-29-49	A	1,000	1,061,634

Regional Banks 1.13%					1,854,623

Greater Bay Bancorp,
Sr Note	5.125	04-15-10	BBB-	645	650,566
HSBC Capital Funding L.P.,
Perpetual Note (9.547% to 06-30-10 then
variable) (Channel Islands) (S)	9.547	12-29-49	A-	1,000	1,204,057

Specialized Finance 0.77%					1,262,516

Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)	5.098	01-15-34	BBB	1,000	1,000,489
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	265	262,027

Telecommunication Services 3.65%					6,000,696

Bellsouth Corp.,
Bond	6.550	06-15-34	A	250	282,596
Deb	6.300	12-15-15	A	501	531,985
SBC Communications Capital Corp.,
Note Ser E	7.000	10-01-12	A	2,000	2,119,540
Telecom de Puerto Rico,
Gtd Sr Sub Note (Puerto Rico)	6.650	05-15-06	BBB+	1,000	1,014,641
Telecom Italia Capital,
Gtd Note (Luxembourg) (S)	4.950	09-30-14	BBB+	1,000	992,976
Verizon Florida, Inc.,
Sr Deb Ser F	6.125	01-15-13	A+	500	537,199
Verizon Pennsylvania, Inc.,
Note Ser A	5.650	11-15-11	A+	500	521,759

Telecommunications Equipment 1.36%					2,243,460

Corning, Inc.,
Note	6.050	06-15-15	BBB-	485	496,916
France Telecom S.A.,
Note (France)	8.500	03-01-11	A-	700	806,869
Sprint Capital Corp.,
Note	6.875	11-15-28	BBB-	820	939,675

Thrifts & Mortgage Finance 14.17%					23,304,837

Bank of America Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2005-C Class 2A1 (P)	4.728	04-25-35	AAA	958	953,862
Bear Stearns Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf Ser 2003-9 Class 3A2 (P)	4.999	02-25-34	AAA	384	384,096

John Hancock

Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Bear Stearns Commercial Mortgage Securities, Inc.,
Sub Bond Ser 2004-ESA Class C (S)	4.937	05-14-16	AAA	1,000	1,017,852
Centex Home Equity Loan Trust,
Asset Backed Ctf Ser 2004-A Class AF-4	4.510	08-25-32	AAA	1,500	1,497,862
Chaseflex Trust,
Asset Backed Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	876	880,904
Citigroup Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-UST1 Class A4 (P)	4.389	08-25-34	AAA	448	443,704
Countrywide Alternative Loan Trust,
Asset Backed Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000	11-25-34	AAA	745	757,314
Asset Backed Pass Thru Ctf Ser 2005-J1 Class
3A1	6.500	08-25-32	AAA	407	414,970
Countrywide Home Loans Servicing, L.P.,
Asset Backed Pass Thru Ctf Ser 2005-6 Class
2A1	5.500	04-25-35	Aaa	482	488,491
Asset Backed Pass Thru Ctf Ser 2005-2 Class
1A1	5.500	08-31-35	AAA	2,975	2,973,605
Doral Financial Corp.,
Floating Rate Note (Puerto Rico) (P)	4.450	07-20-07	BB	500	476,647
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1 (P)	5.261	12-25-34	AA	998	1,000,528
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg Pass Thru Ctf Ser 2003-C1
Class A-4	4.111	07-05-35	AAA	2,000	1,943,500
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (G)(P)	4.445	08-25-34	AA	466	466,886
Indymac Index Mortgage Loan Trust,
Asset Backed Ctf Ser 2004-AR13 Class B1	5.296	01-25-35	AA	314	315,930
Asset Backed Ctf Ser 2005-AR5 Class B1 (P)	5.448	05-25-35	AA	343	352,695
JP Morgan Chase Commercial Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3 Class A4B	4.996	08-15-42	AAA	1,000	1,020,810
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2004-A2 Class 2A2	4.070	05-25-34	AAA	906	888,974
Mtg Pass Thru Ctf Ser 2005-A2 Class 1A1 (P)	4.774	04-25-35	AAA	799	798,522
Mtg Pass Thru Ctf Ser 2005-S2 Class PT65	6.500	08-31-35	AAA	830	850,916
MLCC Mortgage Investors, Inc.,
Asset Backed Ctf Ser 2004-1 Class 2A1 (P)	4.752	12-25-34	Aaa	894	894,611
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.381	05-25-35	AAA	214	210,816
Renaissance Home Equity Loan Trust,
Asset Backed Pass Thru Ctf Ser 2005-2 Class
AF3	4.499	08-25-35	AAA	440	435,669
Asset Backed Pass Thru Ctf Ser 2005-2 Class
AF4	4.934	08-25-35	AAA	420	416,128
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	650	677,248
Washington Mutual, Inc.,
Mtg Ln Pass Thru Ctf Ser 2005-AR4 Class B1	4.684	04-25-35	AA	964	943,917
Wells Fargo Mortgage Backed Securities Trust,
Mtg Pass Thru Ctf Ser 2004Z Class 2A1 (P)	4.591	12-25-34	AAA	878	876,235
Mtg Pass Thru Ctf Ser 2005-AR2 Class 3A1 (P)	4.957	03-25-35	Aaa	926	922,145

John Hancock

Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Trucking 0.13%					208,218

Hertz Corp.,
Note	4.700	10-02-06	BBB-	210	208,218

Wireless Telecommunication Services 0.99%					1,632,101

America Movil S.A. de C.V.,
Sr Note (Mexico)	5.750	01-15-15	BBB	500	510,476
AT&T Wireless Services, Inc.,
Sr Note	8.750	03-01-31	A	500	702,019
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	420	419,606

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
U.S. government and agencies securities	55.71%				$91,621,059
(Cost $91,633,137)

Government U.S. 11.83%					19,461,366

United States Treasury,
Bond (L)	6.250	08-15-23	AAA	1,840	2,280,019
Bond (L)	5.375	02-15-31	AAA	1,590	1,864,151
Inflation Indexed Note (L)	3.375	04-15-32	AAA	1,155	1,556,109
Inflation Indexed Note (L)	2.000	07-15-14	AAA	515	532,419
Note (L)	5.250	11-15-28	AAA	3,585	4,074,016
Note	4.250	08-15-15	AAA	2,780	2,832,559
Note (L)	4.000	04-15-10	AAA	3,405	3,423,755
Note (L)	4.000	02-15-15	AAA	1,085	1,081,821
Note (L)	3.875	02-15-13	AAA	1,825	1,816,517

Government U.S. Agency 43.88%					72,159,693

Federal Home Loan Bank,
Bond	4.500	04-11-08	AAA	2,000	2,002,154
Bond	4.430	04-07-08	AAA	1,000	999,648
Bond	4.250	03-24-08	AAA	1,000	996,755
Bond	4.250	05-16-08	AAA	1,000	995,109
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	8.500	06-01-06	AAA	46	47,724
15 Yr Pass Thru Ctf	7.500	05-01-16	AAA	1,416	1,498,034
30 Yr Pass Thru Ctf	6.000	02-01-33	AAA	1,133	1,161,787
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	1,528	1,565,060
30 Yr Pass Thru Ctf	6.000	10-01-34	AAA	83	85,174
30 Yr Pass Thru Ctf	5.500	04-01-33	AAA	1,021	1,033,559
CMO REMIC 2489-PE	6.000	08-15-32	AAA	1,871	1,950,404
CMO REMIC 2640-WA	3.500	03-15-33	AAA	2,310	2,259,958
CMO REMIC 2836-QD	5.000	09-15-27	AAA	2,095	2,115,028
CMO REMIC 2901-UB	5.000	03-15-33	AAA	1,270	1,289,029
CMO REMIC 2929-PE	5.000	05-15-33	AAA	750	750,544
CMO REMIC 2978-CL	5.500	01-15-31	AAA	1,690	1,721,485
CMO REMIC 2978-JD	5.500	08-15-31	AAA	1,645	1,678,084
CMO REMIC 3033-KT (M)	5.000	09-30-25	AAA	1,570	1,578,709
Med Term Note	4.300	09-24-08	AAA	1,000	1,000,041
Med Term Note	4.250	03-28-08	AAA	2,000	1,998,064
Note	5.125	11-07-13	AAA	1,000	1,001,535

John Hancock

Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Note	4.300	05-05-08	AAA	880	879,168
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-01-17	AAA	840	881,877
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	1,788	1,802,063
15 Yr Pass Thru Ctf	5.000	10-01-19	AAA	2,413	2,431,954
15 Yr Pass Thru Ctf	4.500	06-01-18	AAA	4,580	4,548,925
30 Yr Adj Rate Mtg (P)	5.850	03-01-14	AAA	4	4,470
30 Yr Adj Rate Mtg (P)	5.850	06-01-14	AAA	15	15,538
30 Yr Adj Rate Mtg (P)	4.460	03-01-27	AAA	35	35,880
30 Yr Pass Thru Ctf	6.000	04-01-35	AAA	4,999	5,118,763
30 Yr Pass Thru Ctf	5.500	01-01-33	AAA	4,046	4,092,781
30 Yr Pass Thru Ctf	5.500	05-01-34	AAA	727	735,607
30 Yr Pass Thru Ctf	5.500	09-01-34	AAA	1,641	1,658,972
30 Yr Pass Thru Ctf	5.500	11-01-34	AAA	2,459	2,485,920
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	824	833,692
30 Yr Pass Thru Ctf	5.500	06-01-35	AAA	999	1,010,542
30 Yr Pass Thru Ctf	5.500	07-01-35	AAA	2,645	2,674,263
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	2,670	2,653,020
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	4,595	4,563,859
30 Yr Pass Thru Ctf	5.000	09-01-35	AAA	1,000	992,500
CMO REMIC 2003-17-QT	5.000	08-25-27	AAA	1,000	1,005,547
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	1,100	1,044,482
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	779	752,312
Note (L)	4.300	05-05-08	AAA	1,755	1,752,855
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	519	551,505
30 Yr Pass Thru Ctf	5.500	07-15-34	AAA	1,867	1,905,313

			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value
Short-term investments 2.96%					$4,864,547
(Cost $4,871,200)

Joint Repurchase Agreement 2.50%					4,108,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 8-31-05,
due 9-1-05 (secured by U.S. Treasury Inflation
Indexed Note 1.875%, due 7-15-13)			3.550	4,108	4,108,000

Oil & Gas Exploration & Production 0.46%					756,547

Pennzoil Co., 11-1-05			10.250	750	756,547

Total investments 100.00%					$164,458,683

John Hancock

Investment Grade Bond Fund
Footnotes to Schedule of Investments

August 31, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(G)	Security rated internally by John Hancock Advisers, LLC.

(L)	All or a portion of this security is on loan as of August 31, 2005.

(M)	This security, having an aggregate value of $1,578,709, or 0.96% of the Fund's total investments, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitment.

Accordingly, the market value of $1,618,500 of Federal National Mortgage Assn., 5.500%, 1-1-33 has been segregated to cover the forward commitment.

(P)	Represents rate in effect on August 31, 2005.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,144,086 or 7.99% of the Fund's total investments as of August 31, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2005, including short-term investments, was $164,304,305. Gross unrealized appreciation and depreciation of investments aggregated $1,207,294 and $1,052,916, respectively, resulting in net unrealized appreciation of $154,378.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

Richard P. Chapman, Jr.*

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

†Non-Independent Trustee

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment Adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor

John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q1 8/05
10/05

JOHN HANCOCK

Government Income Fund

8.31.2005

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock

Government Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 4.57%					$20,855,049
(Cost $20,804,507)

Government U.S. Agency 2.21%					10,070,853

Small Business Administration,
Pass Thru Ctf Ser 05-20F	4.570	06-01-25	AAA	5,000	5,011,866
Pass Thru Ctf Ser 05-20G	4.750	07-01-25	AAA	5,000	5,058,987

Thrifts & Mortgage Finance 2.36%					10,784,196

Countrywide Alternative Loan Trust,
Mortgage Pass Thru Ctf Ser 2005-J1 Class 3A1	6.500	08-25-32	AAA	2,499	2,548,061
Countrywide Mortgage Pass-Through Trust,
Mortgage Pass Thru Ctf Ser 2005-21 Class A1	5.500	10-25-35	AAA	8,240	8,236,135

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
U.S. government and agencies securities	90.67%				$414,202,003
(Cost $409,154,430)

Government U.S. 24.19%					110,504,180

United States Treasury,
Bond (L)	9.125	05-15-18	AAA	9,100	13,502,835
Bond (L)	9.000	11-15-18	AAA	5,000	7,412,695
Bond (L)	6.250	08-15-23	AAA	8,680	10,755,744
Bond (L)	5.375	02-15-31	AAA	2,805	3,288,644
Bond (L)	5.250	11-15-28	AAA	11,640	13,227,766
Inflation Indexed Bond (L)	3.375	04-15-32	AAA	3,227	4,344,005
Inflation Indexed Note (L)	2.000	07-15-14	AAA	3,998	4,126,500
Note (L)	4.250	11-15-13	AAA	7,000	7,124,138
Note (L)	4.250	08-15-15	AAA	18,880	19,236,945
Note (L)	4.000	03-15-10	AAA	15,500	15,587,187
Note (L)	4.000	02-15-15	AAA	1,900	1,894,433
Note (L)	3.875	02-15-13	AAA	10,050	10,003,288

Government U.S. Agency 66.48%					303,697,823

Federal Home Loan Bank,
Bond	4.500	04-11-08	AAA	7,160	7,167,711
Bond	4.250	03-24-08	AAA	5,000	4,983,775
Bond	4.250	05-16-08	AAA	6,000	5,970,654
Note	4.300	05-05-08	AAA	4,585	4,580,663
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	7.500	05-01-16	AAA	4,198	4,438,662
15 Yr Pass Thru Ctf	7.500	11-01-12	AAA	770	815,705
15 Yr Pass Thru Ctf	5.500	10-01-19	AAA	1,586	1,621,599
30 Yr Pass Thru Ctf	9.500	08-01-16	AAA	743	817,742
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	1,363	1,395,868
30 Yr Pass Thru Ctf	6.000	02-01-35	AAA	823	843,420

John Hancock

Government Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

CMO REMIC 1601-PL	6.000	10-15-08	AAA	1,354	1,374,526
CMO REMIC 1617-PM	6.500	11-15-23	Aaa	10,000	10,499,409
CMO REMIC 2489-PE	6.000	08-15-32	AAA	5,000	5,211,779
CMO REMIC 2764-PG	5.500	03-15-34	AAA	5,000	5,135,835
CMO REMIC 2901-UB	5.000	03-15-33	AAA	5,000	5,074,917
CMO REMIC 2888-GF	3.821	05-15-18	AAA	10,460	10,473,894
CMO REMIC 2941-BY	5.000	12-15-34	AAA	7,000	7,000,082
CMO REMIC 2978-JD	5.500	08-15-31	AAA	4,684	4,778,205
CMO REMIC 2982-NB	5.500	02-15-29	AAA	8,500	8,689,788
Note	5.125	11-07-13	AAA	5,000	5,007,675
Note	4.625	08-22-08	AAA	5,000	5,014,965
Note	4.300	09-24-08	AAA	5,000	5,000,205
Note	4.250	03-28-08	AAA	5,000	4,995,160
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	02-01-10	AAA	89	89,648
15 Yr Pass Thru Ctf	7.500	01-01-15	AAA	604	640,516
15 Yr Pass Thru Ctf	7.500	04-01-17	AAA	2,505	2,627,904
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	8,942	9,010,315
15 Yr Pass Thru Ctf	4.500	06-01-18	AAA	4,263	4,272,867
30 Yr Pass Thru Ctf	8.500	09-01-24	AAA	33	36,562
30 Yr Pass Thru Ctf	8.500	10-01-24	AAA	414	452,370
30 Yr Pass Thru Ctf	6.000	01-01-34	AAA	2,645	2,708,410
30 Yr Pass Thru Ctf	6.000	11-01-34	AAA	6,717	6,877,433
30 Yr Pass Thru Ctf	6.000	04-01-35	AAA	9,999	10,237,525
30 Yr Pass Thru Ctf	5.500	09-01-33	AAA	13,688	13,841,900
30 Yr Pass Thru Ctf	5.500	11-01-34	AAA	7,002	7,077,162
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	6,759	6,831,219
30 Yr Pass Thru Ctf	5.500	07-01-35	AAA	4,818	4,870,163
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	24,000	23,847,364
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	5,710	5,673,683
CMO REMIC 1993-225-TK	6.500	12-25-23	AAA	5,032	5,504,066
CMO REMIC 1994-75-K	7.000	04-25-24	AAA	3,100	3,293,750
CMO REMIC 2003-33-AC	4.250	03-25-33	AAA	3,961	3,932,309
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	4,400	4,177,929
CMO REMIC 2004-W4-A6	5.500	06-25-34	AAA	7,318	7,564,821
CMO REMIC 2005-61-LE	5.500	09-25-31	AAA	10,000	10,177,632
Note	5.000	12-15-08	AAA	10,000	10,021,880
Note (L)	5.000	04-19-10	AAA	5,000	5,021,325
Note (L)	4.750	08-25-08	AAA	2,620	2,631,321
Note (L)	4.300	05-05-08	AAA	5,000	4,993,890
Note (L)	4.200	03-24-08	AAA	5,000	4,991,630
Sub Note (L)	4.000	09-02-08	AA-	10,500	10,447,101
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	2,772	2,943,877
30 Yr Pass Thru Ctf	11.000	01-15-14	AAA	124	138,229
30 Yr Pass Thru Ctf	11.000	12-15-15	AAA	598	662,770
30 Yr Pass Thru Ctf	7.000	05-15-29	AAA	1,945	2,048,349
30 Yr Pass Thru Ctf	5.500	07-15-34	AAA	14,861	15,159,664

John Hancock

Government Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 4.76%			$21,758,000
(Cost $21,758,000)

Joint Repurchase Agreement 4.76%			21,758,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 08-31-05
due 09-01-05 (secured by U.S. Treasury Inflation
Indexed Note 1.875% due 07-15-13)	3.550	21,758	21,758,000

Total investments 100.00%			$456,815,052

John Hancock

Government Income Fund
Footnotes to Schedule of Investments

August 31, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(L)	All or a portion of this security is on loan as of August 31, 2005.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2005, including short-term investments, was $451,716,937. Gross unrealized appreciation and depreciation of investments aggregated $5,742,700 and $644,585, respectively, resulting in net unrealized appreciation of $5,098,115.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

Richard P. Chapman, Jr.*

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

†Non-Independent Trustee

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment Adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor

John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

560Q1 8/05
10/05

JOHN HANCOCK

High Yield Fund

8.31.2005 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock

High Yield Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 66.92%					$586,926,728
(Cost $672,899,425)

Advertising 0.93%					8,140,000

Vertis, Inc.,
Sub Note (S)	13.500	12-07-09	Caa2	9,250	8,140,000

Aerospace & Defense 1.04%					9,090,000

AAR Corp.,
Note	6.875	12-15-07	BB-	9,000	9,090,000

Agricultural Products 0.27%					2,376,706

Iowa Select Farms L.P./ISF Finance, Inc.,
Jr Sec Sub Note, Payment-In-Kind (G)(S)	6.500	12-01-12	Ca	2,970	2,376,706

Airlines 12.24%					107,343,877

Alaska Airlines, Inc.,
Equip Trust (G)	10.150	02-01-11	B	1,414	1,315,629
Equip Trust Ctf Ser A	9.500	04-12-10	B+	7,291	6,769,357
Equip Trust Ctf Ser D	9.500	04-12-12	B+	4,634	4,241,005
American Airlines, Inc.,
Equip Trust Ser F	10.800	03-15-07	CCC+	1,354	1,191,520
Equip Trust Ser G	10.800	03-15-07	CCC+	1,354	1,191,520
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	CCC+	4,217	3,470,648
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07-30-14	CCC	5,081	3,810,750
Pass Thru Ctf Ser 1992-A1	8.080	09-11-11	CCC+	2,389	1,983,397
Pass Thru Ctf Ser 1994-A5	10.190	05-26-16	CCC+	4,211	3,318,731
AMR Corp.,
Conv Sr Note (S)	4.250	09-23-23	CCC	6,900	6,184,125
Conv Sr Note	4.250	09-23-23	CCC	11,500	10,306,875
Deb (L)	9.000	08-01-12	CCC	24,500	18,987,500
Note Ser D	8.900	02-26-07	Caa2	1,000	855,000
ATA Holdings Corp.,
Gtd Sr Note, Step Coupon (13.125%,
06-15-06) (G)(H)(O)	Zero	06-15-10	D	16,943	3,049,740
Gtd Sr Note, Step Coupon (14.00%,
08-01-06) (G)(H)(O)	Zero	02-01-09	D	15,847	2,852,460
Delta Air Lines, Inc.,
Conv Sr Note	8.000	06-03-23	C	2,500	390,625
Deb	9.750	05-15-21	C	2,400	402,000
Note	8.300	12-15-29	C	3,000	502,500
Note	7.900	12-15-09	C	10,000	1,750,000
Pass Thru Ctf Ser 1993-A1	9.875	04-30-08	CCC-	924	426,225
Sr Note	10.000	08-15-08	C	2,000	365,000
KLM Royal Dutch Airlines N.V.,
Sr Sub Deb (Switzerland) (D)(G)	2.125	12-29-49	B-	1,680	774,286

John Hancock

High Yield Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Northwest Airlines, Inc.,
Conv Sr Note	7.625	11-15-23	CC	18,000	7,290,000
Gtd Note	8.700	03-15-07	CC	7,900	3,831,500
Gtd Sec Pass Thru Ctf Ser 1996-1	7.670	07-02-16	CCC-	18,892	13,597,715
Gtd Sr Note (L)	9.875	03-15-07	CC	4,000	2,000,000
NWA Trust,
Note Ser C	11.300	12-21-12	CCC+	7,938	5,060,769
United Air Lines, Inc.,
Equip Trust Ctf Ser 1991-D (G)(H)	Zero	11-20-12	D	2,500	1,425,000

Aluminum 0.05%					431,666

Golden Northwest Aluminum, Inc.,
Sec Sub Note (B)(G)	10.000	03-31-11	Caa1	431	431,666

Broadcasting & Cable TV 7.57%					66,421,766

CCO Holdings, LLC/CCO Holdings Capital Corp.,
Sr Note	8.750	11-15-13	CCC-	5,000	4,962,500
Charter Communications Holdings, LLC/Charter
Communications Holdings Capital Corp.,
Sr Note	10.750	10-01-09	CCC-	17,700	15,045,000
Charter Communications Holdings II, LLC/Charter
Communications II Capital Corp.,
Sr Note	10.250	09-15-10	CCC-	5,000	5,162,500
CSC Holdings, Inc.,
Sr Sub Deb	10.500	05-15-16	B+	11,220	12,145,650
Innova S. de R.L.,
Note (Mexico)	9.375	09-19-13	BB-	4,000	4,540,000
Pegasus Communications Corp.,
Sr Note Ser B (G)(H)	Zero	08-01-07	D	13,525	3,499,594
Pegasus Satellite Communications, Inc.,
Sr Disc Note (G)(H)	Zero	03-01-07	D	9,200	11,500
Sr Note (G)(H)	Zero	08-01-06	D	6,500	1,681,875
Sr Note (G)(H)(L)(S)	Zero	01-15-10	D	10,250	2,652,187
XM Satellite Radio, Inc.,
Sr Sec Note	12.000	06-15-10	CCC+	5,377	6,149,944
Sr Sec Note, Step Coupon (14.00%,
12-31-05) (O)	Zero	12-31-09	CCC+	10,152	10,571,016

Casinos & Gaming 6.98%					61,200,159

Chukchansi Economic Development Authority,
Sr Note (G)(S)	14.500	06-15-09	Caa1	4,520	5,491,800
Eldorado Casino Shreveport,
Bond (B)(G)	10.000	08-01-12	Caa1	5,947	5,395,473
Jacobs Entertainment, Inc.,
Gtd Sr Sec Note	11.875	02-01-09	B	4,500	4,826,250
Riviera Holdings Corp.,
Gtd Sr Note	11.000	06-15-10	B	7,000	7,630,000
Silver Slipper Casino,
Note (B)(G)	13.000	12-17-09	Caa1	4,372	4,219,831
Trump Entertainment Resorts, Inc.,
Gtd Sec Note	8.500	06-01-15	B-	25,740	25,740,895
Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-12	B+	7,414	7,895,910

John Hancock

High Yield Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Commodity Chemicals 0.77%					6,750,364

Applied Extrusion Technologies, Inc.,
Sr Note (B)(G)(L)(S)	12.000	03-15-12	CCC+	536	536,364
Braskem S.A.,
Note (Brazil) (S)	11.750	01-22-14	BB-	5,200	6,214,000

Construction & Engineering 0.90%					7,910,000

Odebrecht Overseas Ltd.,
Gtd Note (Bahamas) (G)(S)	11.500	02-25-09	B+	7,000	7,910,000

Diversified Commercial Services 0.70%					6,123,000

MSX International, Inc.,
Gtd Sr Sub Note	11.375	01-15-08	CCC	3,500	2,450,000
Muzak, LLC/Muzak Finance Corp.,
Gtd Sr Sub Note	9.875	03-15-09	CCC-	7,346	3,673,000

Diversified Metals & Mining 3.94%					34,599,205

Doe Run Resources Corp.,
Gtd Note Ser AI, Payment-In-Kind (G)	8.500	11-01-08	CCC+	9,364	7,351,080
Freeport-McMoRan Copper & Gold, Inc.,
Conv Sr Note	7.000	02-11-11	B+	9,500	14,048,125
Sr Note	10.125	02-01-10	B+	12,000	13,200,000

Electric Utilities 4.92%					43,141,333

Mirant Americas Generation, LLC,
Sr Note (G)(H)	Zero	05-01-06	D	10,500	12,390,000
Orion Power Holdings, Inc.,
Sr Note	12.000	05-01-10	B	8,435	10,206,350
Reliant Resources, Inc.,
Sr Sec Note	9.500	07-15-13	B+	16,000	17,800,000
South Point Energy Center, LLC/Broad River
Energy, LLC/Rockgen Energy, LLC,
Gtd Sec Lease Oblig (S)	8.400	05-30-12	B-	2,951	2,744,983

Electronic Manufacturing Services 1.90%					16,708,050

UCAR Finance, Inc.,
Gtd Sr Note	10.250	02-15-12	B-	15,615	16,708,050

Employment Services 0.34%					3,000,000

COMFORCE Operating, Inc.,
Sr Note Ser B (G)	12.000	12-01-07	Ca	3,000	3,000,000

Food Distributors 0.60%					5,265,195

Mastellone Hermanos S.A.,
Gtd Sr Note Ser A-2 (Argentina) (G)	8.000	06-30-12	B	6,231	5,265,195

Foreign Government 2.33%					20,399,676

Brazil, Federative Republic of,
Bond (Brazil)	11.250	07-26-07	BB-	4,900	5,390,000
Bond (Brazil)	8.250	01-20-34	BB-	800	778,000
Gtd Bond (Brazil)	8.000	04-15-14	BB-	10,554	10,626,676

John Hancock

High Yield Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Colombia, Republic of,
Bond (Colombia)		8.125	05-21-24	BB	3,500	3,605,000

Home Furnishings 0.00%						0

Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note Ser B (B)(G)(H)		Zero	03-15-08	D	4,875	0

Housewares & Specialties	0.27%					2,343,750

Vitro S.A. de C.V.,
Note (Mexico) (S)		11.750	11-01-13	CCC+	2,500	2,343,750

Industrial Conglomerates	0.00%					500

Diamond Brands Operating Corp.,
Gtd Sr Sub Note (B)(G)(H)(I)		Zero	04-15-08	D	5,000	500

Insurance Brokers 0.01%						50,000

SIG Capital Trust I,
Gtd Trust Preferred Security (B)(H)		Zero	08-15-27	D	5,000	50,000

Leisure Facilities 0.86%						7,564,268

AMC Entertainment, Inc.,
Sr Sub Note		9.500	02-01-11	CCC+	7,699	7,564,268

Metal & Glass Containers	0.55%					4,792,500

BWAY Corp.,
Gtd Sr Sub Note		10.000	10-15-10	B-	4,500	4,792,500

Oil & Gas Exploration & Production 1.11%						9,703,750

McMoRan Exploration Co.,
Conv Sr Note (G)(S)		6.000	07-02-08	B-	4,500	6,238,125
Conv Sr Note (G)		6.000	07-02-08	B-	2,500	3,465,625

Oil & Gas Refining, Marketing & Transportation		2.06%				18,058,370

CITGO Petroleum Corp.,
Sr Note		11.375	02-01-11	BB	5,000	5,637,500
Giant Industries, Inc.,
Gtd Sr Sub Note		11.000	05-15-12	B-	4,618	5,218,340
Port Arthur Finance Corp.,
Gtd Sr Sec Note		12.500	01-15-09	BBB	6,359	7,202,530

Packaged Foods & Meats	0.24%					2,145,325

Agrilink Food, Inc.,
Gtd Sr Sub Note		11.875	11-01-08	B-	2,093	2,145,325

Paper Packaging 1.02%						8,963,887

Kappa Beheer B.V.,
Gtd Sr Sub Bond (Netherlands) (C)		12.500	07-15-09	B	4,400	5,661,887
Gtd Sr Sub Bond (Netherlands)		10.625	07-15-09	B	3,175	3,302,000

John Hancock

High Yield Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Paper Products 1.50%					13,150,000

Advance Agro Capital B.V.,
Gtd Sr Note (Thailand)	13.000	11-15-07	CCC	7,000	7,525,000
APP Finance (II) Mauritius Ltd.,
Gtd Bond (Mauritius) (G)(H)	Zero	12-29-49	D	7,500	150,000
Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (Mauritius) (G)(H)	Zero	07-01-07	D	6,000	3,060,000
Indah Kiat International Finance Co.,
Gtd Sec Note Ser C (Netherlands) (G)(H)	Zero	06-15-06	D	3,500	2,415,000

Personal Products 0.05%					422,501

ContinentalAFA Dispensing Co.,
Conv Note (B)(G)(I)	10.000	03-30-09	B-	154	150,598
Note (B)(G)	10.000	03-15-08	B-	196	192,528
Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)	Zero	05-01-08	D	3,175	79,375

Photographic Products 0.21%					1,800,000

PCA, LLC/PCA Finance Corp.,
Gtd Sr Note	11.875	08-01-09	CC	3,000	1,800,000

Regional Banks 0.53%					4,607,705

CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A (B)(G)	11.750	06-06-27	B-	3,890	4,607,705

Restaurants 1.74%					15,263,111

Planet Hollywood International, Inc.,
Note (B)(G)	16.000	08-09-11	Caa1	15,263	15,263,111

Specialized Finance 0.00%					15,300

Jet Equipment Trust,
Sr Sub Note Ser 1995-C (G)(H)(S)	10.690	11-01-13	D	3,000	300
Norse CBO, Ltd.,
Jr Sub Note (G)(K)	0.000	08-13-10	B-	750	15,000

Specialty Chemicals 0.33%					2,913,870

Huntsman ICI Chemicals, LLC,
Gtd Sr Sub Note	10.125	07-01-09	B	2,829	2,913,870

Steel 2.33%					20,421,900

LTV Corp. (The),
Gtd Sr Sub Note (B)(G)(H)	Zero	11-15-09	D	9,700	14,550
Metallurg Holdings, Inc.,
Sr Disc Note Ser B	12.750	07-15-08	Ca	11,185	6,151,750
Metallurg, Inc.,
Gtd Sr Note Ser B	11.000	12-01-07	Caa2	11,470	11,240,600
Sheffield Steel Corp.,
Sr Sec Note	11.375	08-15-11	B3	3,000	3,015,000

Textiles 0.52%					4,596,556

Coyne International Enterprises Corp.,
Sr Sub Note (B)(G)	11.250	06-01-08	CCC	5,925	4,596,556

John Hancock

High Yield Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Tobacco 0.64%					5,619,500

Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)	10.625	09-01-08	B	5,000	5,275,000
North Atlantic Holdings, Inc.,
Sr Disc Note, Step Coupon (12.25%,
03-01-08) (O)	Zero	03-01-14	CCC-	1,300	344,500

Trucking 0.31%					2,760,000

Interpool, Inc.,
Sr Note Ser AI	6.000	09-01-14	B+	3,000	2,760,000

Water Utilities 0.77%					6,780,000

Companhia de Saneamento Basico do Estado de Sao
Paulo,
Note (Brazil) (S)	12.000	06-20-08	CCC	6,000	6,780,000

Wireless Telecommunication Services 6.39%					56,052,938

Dobson Communications Corp.,
Sr Note (L)	10.875	07-01-10	Ca	7,000	7,350,000
Sr Note	8.875	10-01-13	CCC	21,990	21,990,000
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)	Zero	12-01-06	C	5,900	2,389,500
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (L)(S)	9.750	01-30-08	BB-	3,750	4,073,438
Gtd Sr Note (Luxembourg) (S)	8.375	10-14-10	BB-	7,500	8,100,000
Rural Cellular Corp.,
Sr Sub Note	9.750	01-15-10	CCC	12,000	12,150,000

			Credit	Par value
Issuer, description, maturity date			rating (A)	($000)	Value
Capital preferred securities 0.13%					$1,102,960
(Cost $1,030,000)

Regional Banks 0.13%					1,102,960

Riggs Capital Trust II, 8.875%, Ser C, 03-15-27			BBB	1,000	1,102,960

Issuer				Shares	Value
Common stocks 15.06%					$132,187,180
(Cost $149,409,245)

Airlines 1.58%					13,868,247

Air France-KLM, American Depositary Receipt
(France)				118,387	1,942,731
AMR Corp. (I)(L)				200,000	2,518,000
Northwest Airlines Corp. (I)(L)				1,027,000	5,165,810
Pinnacle Airlines Corp. (I)				439,100	4,241,706
US Airways Group, Inc. (B)(H)				9,248	0

John Hancock

High Yield Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Aluminum 0.02%		144,855

Golden Northwest Aluminum, Inc. (Class A) (B)(I)	43	322
Golden Northwest Aluminum, Inc. (Class B) (B)(I)	19,271	144,533

Broadcasting & Cable TV 5.57%		48,814,700

Charter Communications, Inc. (Class A) (I)(L)	1,700,000	2,533,000
DIRECTV Group, Inc. (The) (I)(L)	415,000	6,602,650
WorldSpace, Inc. (I)	30,000	474,000
XM Satellite Radio Holdings, Inc. (Class A)
(I)(L)	1,112,200	39,205,050

Casinos & Gaming 1.90%		16,689,010

Isle of Capris Casinos, Inc. (I)	724,020	15,921,200
Shreveport Gaming Holdings I (B)(I)	40,181	401,810
Trump Entertainment Resorts, Inc. (I)	20,000	366,000

Commodity Chemicals 0.11%		968,468

Applied Extrusion Technologies, Inc. (Class A)
(B)(I)(L)	51,082	968,468

Diversified Commercial Services 0.02%		156,374

SpinCycle, Inc. (B)(I)	101,542	156,374

Environmental Services 0.36%		3,196,011

Kaiser Group Holdings, Inc. (I)	81,949	3,196,011

Food Distributors 0.00%		188

RAB Holdings, Inc. (B)(I)	188	188

Food Retail 0.11%		958,802

Pathmark Stores, Inc. (I)	88,778	958,802

Health Care Services 0.90%		7,922,827

Magellan Health Services, Inc. (I)	223,493	7,922,827

Hotels, Resorts & Cruise Lines 0.03%		255,378

Sunterra Corp. (I)	20,188	255,378

Industrial Machinery 0.00%		0

Glasstech, Inc. (Class B) (B)(I)	4,430	0
Glasstech, Inc. (Class C) (B)(I)	10	0

Integrated Telecommunication Services 2.94%		25,822,379

Chunghwa Telecom Co., Ltd. (Taiwan)	486,000	9,355,500
Jazztel Plc (United Kingdom) (C)(I)	27,690	33,714
Sprint Nextel Corp.	633,751	16,433,165

Marine 0.07%		650,000

Eagle Bulk Shipping, Inc. (I)	50,000	650,000

John Hancock

High Yield Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Paper Products 0.00%			0

APP China Group Ltd. (Bermuda) (B)(I)		37,717	0
Personal Products 0.09%			794,140

ContinentalAFA Dispensing Co. (B)(I)		168,966	794,140
Publishing 0.78%			6,842,500

MediaNews Group, Inc. (I)		29,750	6,842,500
Specialty Chemicals 0.14%			1,257,135

American Pacific Corp.		200,500	1,257,135
Steel 0.15%			1,335,934

Sheffield Steel Corp. (I)		242,897	1,335,934
Wireless Telecommunication Services 0.29%			2,510,232

Dobson Communications Corp. (Class A) (I)		200,000	1,522,000
USA Mobility, Inc. (I)		35,081	988,232
		Par value
Issuer		($000)	Value
Lessor equipment trust certificates 0.41%			$3,637,641
(Cost $3,637,641)

Environmental Services 0.41%			3,637,641

US Airways, Inc.,
Lessor Equip Trust Ctf (N436US) (N437US)
(N528US) (N651US) (N652US) (B)(G)(H)		606	137,999
Lessor Equip Trust Ctf (N591US) (B)(G)(H)		400	117,280
Lessor Equip Trust Ctf (N610AU) (N611AU)
(N612AU) (N613AU) (N614AU) (N617AU)
(N619AU) (N620AU) (N621AU) (B)(G)(H)		10,953	3,382,362
	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 7.10%			$62,262,003
(Cost $69,634,522)

Airlines 0.00%			0

US Airways Group, Inc. (B)(G)(H)	D	4,933	0
US Airways Group, Inc., Class A (B)(G)(H)	D	362	0
Broadcasting & Cable TV 1.31%			11,467,648

Granite Broadcasting Corp., 12.75%,
Payment-In-Kind (I)	Ca	11,710	3,044,600
Pegasus Communications Corp., 6.50%, Ser C,
Conv (G)(H)	D	345,350	8,374,738
Pegasus Satellite Communications, Inc., 12.75%,
Ser B (G)(H)	D	4,831	48,310

John Hancock

High Yield Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Environmental Services 1.16%					10,178,960

Allied Waste Industries, Inc., 6.25%, Ser C,
Conv			B	192,500	9,016,700
Kaiser Group Holdings, Inc., 7.00%, Ser 1 (G)			B	21,132	1,162,260

Food Distributors 0.00%					11,850

RAB Holdings, Inc., 11.00%, Ser C (B)(G)(I)			D	79	11,850

Forest Products 1.04%					9,126,085

TimberWest Forest Corp., Unit (Common Stock,
Preferred, Shares & Sub Note) (Canada) (D)(G)			B-	751,400	9,126,085

Industrial Machinery 0.20%					1,723,250

Glasstech, Inc., 12.75%, Ser B (B)(G)			B	4,475	1,439,250
Glasstech, Inc., Ser A (B)(G)(I)			B	284	284,000
Glasstech, Inc., Ser C (B)(G)(I)			B-	11	0

Marine 0.00%					0

Pacific & Atlantic Holdings, Inc. (B)(G)			CCC	99,231	0

Wireless Telecommunication Services 3.39%					29,754,210

Dobson Communications Corp. (G)(I)(S)			B-	514,912	3,918,480
Dobson Communications Corp., 6.00%, Ser F, Conv
(G)(S)			B-	8,560	1,556,850
Rural Cellular Corp., 12.25%, Payment-In-Kind			CCC-	26,642	23,711,380
Rural Cellular Corp., 11.375%, Ser B (I)			Ca	500	567,500

Issuer				Shares	Value
Rights 0.00%					$0
(Cost $0)

Environmental Services 0.00%					0

Kaiser Group Holdings, Inc. (B)(I)				68,021	0

Issuer				Shares	Value
Royalty trusts 1.65%					$14,460,473
(Cost $9,605,156)

Diversified Metals & Mining 1.65%					14,460,473

GLC Carbon USA, Inc./GLC Securityholder, LLC,
(Common Stock & Promissory Note) (Canada)				1,456,241	14,460,473

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 1.74%					$15,249,030
(Cost $13,653,931)

Industrial Development 0.21%					1,799,980

New York City Industrial Development Agency,
Spec Facil Rev British Airways Plc Proj	5.250	12-01-32	BB+	2,000	1,799,980

John Hancock

High Yield Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Other Revenue 1.53%					13,449,050

Dallas-Fort Worth International Airport
Facility Improvement Corp.,
Rev Ref Airport Facil Imp	9.125	05-01-29	CCC	2,000	2,079,860
Seminole Tribe Florida,
Rev Bond Resort Gaming Facil Proj (G)	11.500	10-01-13	B	10,500	11,369,190

Issuer				Shares	Value
Warrants 0.10%					$841,762
(Cost $3,608,017)

Airlines 0.01%					44,126

Air France-KLM (France) (I)				107,625	44,126
US Airways Group, Inc. (B)(H)				4,934	0

Broadcasting & Cable TV 0.08%					710,600

XM Satellite Radio, Inc. (I)				9,350	710,600

Casinos & Gaming 0.00%					0

Silver Slipper Casino (B)(I)				1,929	0

Diversified Metals & Mining 0.00%					0

Doe Run Resources Corp. (B)(I)				28	0

Food Retail 0.00%					21,344

Pathmark Stores, Inc. (I)				62,796	21,344

Hotels, Resorts & Cruise Lines 0.01%					65,411

Sunterra Corp. (B)(I)				30,283	65,411

Restaurants 0.00%					0

Planet Hollywood International, Inc. (B)(I)				2,816	0

Textiles 0.00%					281

HF Holdings, Inc. (B)(I)				28,092	281

			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value
Short-term investments 6.89%					$60,466,949
(Cost $60,466,949)

Joint Repurchase Agreement 0.90%					7,883,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated
08-31-05 due 09-01-05 (secured by U.S. Treasury
Inflation Indexed Note 1.875% due 07-15-13)			3.550	7,883,000	7,883,000

John Hancock

High Yield Fund Securities owned by the Fund on August 31, 2005 (unaudited)

	Shares
Cash Equivalents 5.99%		52,583,949

AIM Cash Investment Trust (T)	52,583,949	52,583,949
Total investments 100.00%		$877,134,726

John Hancock High Yield Fund
Forward foreign currency exchange contracts

August 31, 2005 (unaudited)

	Principal amount		Appreciation
Currency	covered by contract	Expiration month	(Depreciation)

BUYS
Canadian Dollar	27,700,000	September 2005	$41,075
Swiss Franc	1,100,000	September 2005	$1,205

			$42,280
SELLS
Canadian Dollar	27,700,000	September 2005	($1,100,281)
Canadian Dollar	28,400,000	October 2005	($43,436)
Euro	4,500,000	November 2005	$66,416
Swiss Franc	1,100,000	September 2005	$5,467
Swiss Franc	1,000,000	October 2005	($1,184)

			($1,073,018)

Forward foreign currency exchange contracts

John Hancock High Yield Fund
Footnotes to Schedule of Investments

August 31, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B)	This security is fair valued in good faith under procedures established by the Board of Trustees.

(C)	Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(D)	Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G)	Security rated internally by John Hancock Advisers, LLC.

(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I)	Non-income-producing security.

(K)	Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L)	All or a portion of this security is on loan as of August 31, 2005.

(O)	Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $92,242,768 or 10.52% of the Fund's total investments as of August 31, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated, unless indicated otherwise.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2005, including short-term investments, was $983,944,886. Gross unrealized appreciation and depreciation of investments aggregated $114,743,626 and $221,553,786, respectively, resulting in net unrealized depreciation of $106,810,160.

Footnotes to Schedule of Investments - Page 1

John Hancock

High Yield Fund
Direct Placement Securities
August 31, 2005 (unaudited)
			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	total investments	8/31/05

Norse CBO, Ltd.,
Jr Sub Note	08-04-98	$750,000	0.00%	$15,000

Direct Placement Securities

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

Richard P. Chapman, Jr.*

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

†Non-Independent Trustee

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment Adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor

John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

570Q1 8/05
10/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2005

By: /s/ John G. Vrysen
-------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: October 27, 2005